CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		$ (158,133)	$ (520,118)	$ (445,724)
Adjustments for:
Finance income		(61,204)	(54,487)	(8,182)
Finance costs		21,615	21,794	10,796
Provision for inventory reserve		12,737	3,627	5,288
Loss on Impairment Asset		4,423	0	0
Depreciation of property, plant and equipment		10,700	10,704	10,173
Loss on disposal of property, plant and equipment		2	226	481
Amortization of intangible assets		1,931	1,924	2,476
Depreciation of right-of-use assets		10,728	7,823	5,743
Fair value loss/(gain) of warrant liability		0	85,750	(20,900)
Fair value gains on financial assets measured at fair value change through profit or loss		0	(663)	(593)
Foreign currency exchange (gain)/loss, net		(109,346)	28,224	9,159
Equity-settled share-based compensation expense		68,941	47,680	34,338
Deferred government grant		(565)	(628)	(307)
Cash flows from (used in) operations before changes in working capital		(198,171)	(368,144)	(397,252)
Decrease/(increase) in trade receivables		93,754	(98,980)	50,320
Increase in prepayments, other receivables and other assets		(61,728)	(8,724)	(50,614)
(Increase)/decrease in other non-current assets		(4,563)	753	3,661
Increase in collaboration inventories		(17,208)	(12,706)	(13,893)
Government grant received		85	23	6,180
Increase/(decrease) in trade payables	[1]	14,060	(50,201)	72,446
Increase/(decrease) in other payables and accruals	[1]	45,692	(1,310)	119,287
Decrease in other non-current liabilities		(55)	(176)	(163)
(Decrease)/increase in contract liabilities, net		(49,696)	100,000	0
Increase in pledged deposits		(220)	0	(15)
Cash used in operations		(178,050)	(439,465)	(210,043)
Income tax paid		(1,550)	(668)	0
Interest income received		37,337	47,275	5,580
Income tax received		0	976	3,709
Interest on lease payments		(1,770)	(1,394)	(527)
Net cash used in operating activities		(144,033)	(393,276)	(201,281)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment		(14,105)	(20,084)	(20,927)
Purchase of intangible assets		0	(2,638)	(1,348)
Prepayment to collaborator for collaboration assets		(54,857)	(98,784)	(14,810)
Purchase of financial assets measured at fair value through profit or loss		(149,249)	0	(285,000)
Cash received from withdrawal of financial assets measured at fair value through profit or loss		149,249	185,000	99,990
Cash received from withdrawal of financial assets measured at amortized cost		0	0	30,000
Cash receipts of investment income		2,460	8,810	1,252
Addition in time deposits		(2,563,000)	(4,863,149)	(369,971)
Decrease in time deposits		1,778,442	4,882,724	483,617
Decrease in pledged deposits		516	907	105
Net cash (used in) provided by investing activities		(850,544)	92,786	(77,092)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares for institutional investors, net of issuance cost		0	234,410	0
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs		0	349,278	377,643
Proceeds from exercise of warrant by warrant holder, net of issuance cost		0	199,741	0
Proceeds from exercise of share options		9,716	11,816	2,929
Principal portion of lease payments		(4,018)	(3,755)	(2,596)
Net cash provided by financing activities		5,698	791,490	377,976
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS		(988,879)	491,000	99,603
Effect of foreign exchange rate changes, net		(2,085)	682	(2,510)
Cash and cash equivalents at beginning of year		1,277,713	786,031	688,938
CASH AND CASH EQUIVALENTS AT END OF YEAR		286,749	1,277,713	786,031
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances		1,127,115	1,312,773	841,317
Less: Pledged deposits		70	357	1,270
Time deposits		840,296	34,703	54,016
Cash and cash equivalents as stated in the statement of financial position		286,749	1,277,713	786,031
Cash and cash equivalents as stated in the statement of cash flows		$ 286,749	$ 1,277,713	$ 786,031

[1]	Certain prior year amounts have been reclassified between (decrease)/increase in trade payables and (decrease)/increase in other payables and accruals for comparative purposes